GOODWILL AND OTHER INTANGIBLE ASSETS - Estimated Amortization Expense for Intangibles (Details) - USD ($) $ in Thousands	Dec. 26, 2015	Dec. 27, 2014
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2016	$ 2,373
2017	2,070
2018	1,812
2019	1,528
2020	1,117
Thereafter	6,457
Total	$ 15,357	$ 6,479